Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets And Goodwill [Abstract]
Goodwill and intangible assets
9.

Intangible assets
A.

Reconciliation of carrying amount
At December 31, 2021
Intellectual
Contracts

property
Total
Cost
Beginning of year $ 111,388 $ 118,819 $ 230,207
Effect of movements in exchange rates (770) - (770)
End of year 110,618 118,819 229,437
Accumulated amortization and impairment
Beginning of year 109,663 64,722 174,385
Amortization charge 975 3,582 4,557
Effect of movements in exchange rates (752)
-
(752)
End of year 109,886 68,304 178,190
Net book value at December 31, 2021 $ 732 $ 50,515 $ 51,247
At December 31, 2020
Intellectual
Contracts property Total
Cost
Beginning of year $ 113,707 $ 118,819 $ 232,526
Effect of movements in exchange rates (2,319) - (2,319)
End of year 111,388 118,819 230,207
Accumulated amortization and impairment
Beginning of year 111,094 61,022 172,116
Amortization charge 1,008 3,700 4,708
Effect of movements in exchange rates (2,439)
-
(2,439)
End of year 109,663 64,722 174,385
Net book value at December 31, 2020 $ 1,725 $ 54,097 $ 55,822
B.

Amortization
The intangible asset values relate to intellectual property acquired with Cameco Fuel Manufacturing Inc. (CFM) and purchase and sales contracts acquired with NUKEM. The CFM intellectual property is being amortized on a unit-of-production basis over its remaining life. Amortization is allocated to the cost of inventory and is recognized in cost of products and services sold as inventory is sold. The purchase and sales contracts will be amortized to earnings over the remaining terms of the underlying contracts, which extend to 2022. Amortization of the purchase contracts is allocated to the cost of inventory and is included in cost of products and services sold as inventory is sold. Sales contracts are amortized to revenue.